INVENTORIES	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
NOTE 5 – INVENTORIES

Inventories are stated at the lower of cost or market value.  Cost is determined on a standard cost basis that approximates the first-in, first-out (FIFO) method.

The consolidated inventories at September 30, 2014 and December 31, 2013 consist of the following:

	September 30, 2014	December 31, 2013
Work in process and related capitalized costs	$1,794,818	$878,956
Deposits on dispensing machines	336,583	138,423
Vaporizers and accessories	164,030	193,575
Dispensing machines	171,466	58,500
Total inventory, net	$2,466,897	$1,269,454

During the third quarter of 2014 the Company wrote down slow moving, older models of vaporizer inventory with a charge to cost of revenue of $329,154.

Note 5 – Inventories

Inventories are stated at the lower of cost or market value.  Cost is determined on a standard cost basis that approximates the first-in, first-out (FIFO) method.

The consolidated inventories at December 31, 2013 and 2012 consist of:

	2013	2012
Work in process and related capitalized costs	$878,956	$275,000
Deposits on dispensing machines	138,423	82,754
Vaporizers and accessories	193,575	-
Dispensing machines	58,500	58,500
Total inventory	$1,269,454	$416,254